Summary of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2020
Accounting Policies [Abstract]
Schedule of goodwill and intangible assets
The table below provides detail regarding the Company's intangible assets.

	Goodwill	Core Deposit and Other Intangibles	Total
	(In thousands)
Balance at September 30, 2018	$301,368	$9,918	$311,286
Additions	—	—	—
Amortization	—	(2,039)	(2,039)
Balance at September 30, 2019	301,368	7,879	309,247
Additions	1,339	1,471	2,810
Amortization	—	(2,151)	(2,151)
Balance at September 30, 2020	$302,707	$7,199	$309,906

Schedule of future amortization expense	The table below presents the estimated future amortization expense of core deposit and other intangibles for the next five years.

Fiscal Year	Expense
(In thousands)
2021	$1,369
2022	949
2023	893
2024	859
2025	810